Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Income Tax Disclosure [Abstract]
Unrecognized income tax benefits, Beginning balance	$ 65	$ 37	$ 11
Increase for income tax positions of prior years	4	28	0
Increase for income tax positions of current year	4	0	34
Settlement of tax positions	0	0	(8)
Other	0	0	0
Unrecognized income tax benefits, Ending balance	$ 73	$ 65	$ 37